Significant accounting policies and recent accounting pronouncements (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Change in Accounting Estimate [Line Items]
Deferred finance charges, net	$ 11,453	$ 16,037